STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-in Capital [Member]	Accumulated (Deficit) [Member]	Total
Balance at Dec. 31, 2009	$ 2,000		$ 48,785	$ 16,919,674	$ (17,858,237)	$ (887,778)
Balance, shares at Dec. 31, 2009	2,000,000		48,784,659
Shares issued for cash		4,349		995,651
Shares issued for cash, shares		4,349,339
Shares issued for cash			3,553	237,967		1,000,000
Shares issued for cash, shares			3,552,780
Shares issued for cash, related party						241,250
Shares issued for services			5,772	721,976		727,748
Shares issued for services, shares			5,771,787
Shares issued for compensation, related party			1,425	115,825		117,250
Shares issued for compensation, related party, shares			1,425,000
Options granted for compensation, related party				318,336		318,336
Net (loss) for the year					(1,692,210)	(1,692,210)
Balance at Dec. 31, 2010	2,000	4,349	59,535	19,309,159	(19,550,447)	(175,404)
Balance, shares at Dec. 31, 2010	2,000,000	4,349,339	59,534,226
Shares issued for cash, related party			869	199,131		200,000
Shares issued for cash, related party, shares			869,565
Shares cancelled for non-performance of services			(1,590)	1,590
Shares cancelled for non-performance of services, shares			(1,590,000)
Shares issued for services			1,108	148,809		149,917
Shares issued for services, shares			1,108,334
Shares issued for compensation, related party			1,209	97,649		98,858
Shares issued for compensation, related party, shares			1,209,265
Options granted for services				15,243		15,243
Options granted for compensation, related party				156,160		156,160
Net (loss) for the year					(1,181,481)	(1,181,481)
Balance at Dec. 31, 2011	$ 2,000	$ 4,349	$ 61,131	$ 19,927,741	$ (20,731,928)	$ (736,707)
Balance, shares at Dec. 31, 2011	2,000,000	4,349,339	61,131,390